SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Total current assets	$ 6,829,541	$ 13,389,517
Total assets	13,836,455	21,242,182
Total current liabilities	6,366,854	3,650,368
Total liabilities	6,529,590	4,203,428
Revenues	1,321,543	2,774,241	$ 7,402,473
Net Income (Loss)	(10,223,130)	(24,298,114)	$ 1,995,621
Continuing Operation [Member]
Accounting Policies [Line Items]
Total current assets	768,448	286,222
Total assets	1,281,521	1,052,659
Total current liabilities	264,235	38,554
Total liabilities	264,235	38,554
Revenues	583,242	0
Net Income (Loss)	(163,353)	(47,196)
Discontinued Operation [Member]
Accounting Policies [Line Items]
Total current assets	36,337	88,728
Total assets	36,337	88,728
Total current liabilities	185,796	45,339
Total liabilities	185,796	45,339
Revenues	56,630	403,992
Net Income (Loss)	$ 24,148	$ (688,562)